Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares authorized	2,250,000	2,250,350
Preferred stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	81,792,707	67,374,031	34,625,914
Common stock, shares outstanding	81,792,707	67,374,031	34,625,914
Series A Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	7,500	7,500	7,500
Preferred stock, shares outstanding	7,500	7,500	7,500
Series B Preferred Stock [Member]
Preferred stock, shares authorized	249,999	249,999	249,999
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	18,616	68,997	68,997
Preferred stock, shares outstanding	18,616	68,997	68,997
Series C Preferred Stock [Member]
Preferred stock, shares authorized	1	1	1
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Series D Preferred Stock [Member]
Preferred stock, shares authorized	350	350	350
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0